Prepaid Expenses and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 125,675
Additions	976,334	125,675
Write-off	(948,230)
Ending balance	$ 153,779	$ 125,675